Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Sales, net	$ 505,668	$ 392,535	$ 355,936
Cost of sales	176,143	159,045	146,920
Impairment		113	171
Gross profit	329,525	233,377	208,845
Operating expenses:
Research and development, net	30,867	36,393	33,303
Selling, marketing, general and administrative	93,918	107,902	100,344
Impairment	784	2,617	3,363
Total operating expenses	125,569	146,912	137,010
Operating income	203,956	86,465	71,835
Financial (income) expenses, net	(3,697)	11,840	13,575
Other gain, net	609	755	548
Income before income taxes	208,262	75,380	58,808
Tax expense (benefit)	24,551	10,477	(69,657)
Income from continuing operations	183,711	64,903	128,465
Net loss from discontinued operations	(433)	(352)	(11,714)
Net income	183,278	64,551	116,751
Net income attributable to non-controlling interest	598	473	2,728
Net income attributable to Taro	182,680	64,078	114,023
Net income from continuing operations attributable to Taro	183,113	64,430	125,737
Net loss from discontinued operations attributable to Taro	(433)	(352)	(11,714)
Net income attributable to Taro	$ 182,680	$ 64,078	$ 114,023
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 4.12	$ 1.60	$ 3.21
Diluted	$ 4.12	$ 1.54	$ 3.10
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic	$ (0.01)	$ (0.01)	$ (0.30)
Diluted	$ (0.01)	$ (0.01)	$ (0.29)
Net income per ordinary share attributable to Taro:
Basic	$ 4.11	$ 1.59	$ 2.91
Diluted	$ 4.11	$ 1.53	$ 2.81
Weighted-average number of ordinary shares used to compute net income per share:
Basic	44,406	40,272	39,232
Diluted	44,491	41,850	40,568